STOCK OPTION RESERVE (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Notes and other explanatory information [abstract]
Stock Option Reserve	$ 23,530	$ 23,841
Stock based compensation expense	1,745	321	$ 2,637
Correction of prior period overstated share-based compensation expense		(632)
Ending balance	$ 25,275	$ 23,530	$ 23,841